LONG-TERM DEBT - Changes in long-term debt (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
LONG-TERM DEBT.
Balance at beginning of year	$ 5,727.6	$ 5,899.4
Net change under revolving facilities, net of financing fees	269.8	(116.1)
Issuance of long-term debt, net of financing fees	1,986.8		$ 790.7
Repayment of long-term debt, excluding early redemption premium	(1,484.7)
Foreign currency translation	(22.6)	(71.4)
Amortization of financing fees	7.9	8.0	7.9
Change in fair value related to hedged interest rate risk	(8.5)	7.7
Other	3.7
Balance at end of year	$ 6,480.0	$ 5,727.6	$ 5,899.4